Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Procure ETF Trust II
Entity Central Index Key	0001727398
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Procure Space ETF
Shareholder Report [Line Items]
Fund Name	Procure Space ETF
Class Name	Procure Space ETF
Trading Symbol	UFO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Procure Space ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://procureetfs.com/. You can also request this information by contacting us at 1-866-690-3837.
Additional Information Phone Number	1-866-690-3837
Additional Information Website	https://procureetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Procure Space ETF	$41	0.75%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Recent months have provided unpredictability with government spending and budget approvals towards defense and space initiatives.   This has provided volatility across the space industry.   Additionally, as geopolitical concerns mount, foreign governments are reviewing which American companies they chose to partner with (if any) for their various space missions.

Updated Performance Information Location [Text Block]	Visit https://procureetfs.com/ for more recent performance information.
Net Assets	$ 47,796,150
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$47,796,150
Number of Holdings	33
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Rocket Lab USA, Inc.	5.9%
Sky Perfect JSAT Holdings, Inc.	5.0%
Intuitive Machines, Inc.	5.0%
MDA Space Ltd.	4.9%
ViaSat, Inc.	4.7%
Sirius XM Holdings, Inc.	4.6%
Trimble, Inc.	4.4%
Iridium Communications, Inc.	4.3%
Globalstar, Inc.	4.3%
Garmin, Ltd.	4.2%

Top Sectors	(%)
Industrials	52.8%
Communication Services	32.8%
Information Technology	9.3%
Consumer Discretionary	4.2%
Cash & Other	0.9%

Updated Prospectus Web Address	https://procureetfs.com/

[1]
*	Annualized